Subsequent Events (Details)					1 Months Ended
	May 08, 2020 shares	Mar. 05, 2020 shares	Mar. 02, 2020 shares	Feb. 10, 2020 shares	Feb. 29, 2020	Jun. 30, 2020 shares	Jan. 24, 2020 shares
Subsequent Event [Line Items]
Number of founder shares outstanding		17,250,000
Class A common stock
Subsequent Event [Line Items]
Number of founder shares outstanding						2,841,111	0
Class B common stock
Subsequent Event [Line Items]
Number of founder shares outstanding						17,250,000	17,250,000
Sponsor
Subsequent Event [Line Items]
Number of founder shares held by sponsor	17,190,000	17,210,000		14,335,000
Messrs. Delman
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor		20,000	20,000
Subsequent event | Class B common stock
Subsequent Event [Line Items]
Stock split ratio					1
Number of founder shares outstanding		17,250,000
Subsequent event | Sponsor
Subsequent Event [Line Items]
Number of founder shares held by sponsor			14,335,000
Subsequent event | Sponsor | Class B common stock
Subsequent Event [Line Items]
Number of founder shares held by sponsor		17,210,000
Stock split ratio		1
Subsequent event | Messrs. Delman
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000
Subsequent event | Kazam
Subsequent Event [Line Items]
Number of founder shares received from sponsor			20,000